Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

The Nielsen Company B.V.

Schedule II—Valuation and Qualifying Accounts

For the Years ended December 31, 2012, 2011 and 2010

(IN MILLIONS)	Balance Beginning of Period	Charges to Expense	Acquisitions and Divestitures	Deductions	Effect of Foreign Currency Translation	Balance at End of Period
Allowance for accounts receivable and sales returns
For the year ended December 31, 2010	$31	$4	$—	$(4)	$—	$31
For the year ended December 31, 2011	$31	$2	$1	$(10)	$—	$24
For the year ended December 31, 2012	$24	$10	$4	$—	$—	$38

(IN MILLIONS)	Balance Beginning of Period	Charges/ (Credits) to Expense	Charged to Other Accounts	Effect of Foreign Currency Translation	Balance at End of Period
Valuation allowance for deferred taxes
For the year ended December 31, 2010	$233	$(25)	$14	$(7)	$215
For the year ended December 31, 2011	$215	$(25)	$9	$(6)	$193
For the year ended December 31, 2012	$193	$(15)	$62	$8	$248